Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia Total Return Bond Fund-Class A
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class A
Trading Symbol	LIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	10.31	0.87	2.10
Class A (including sales charges) (a)	7.00	0.25	1.78
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,746,727,319
Holdings Count | Holding	1,181
Advisory Fees Paid, Amount	$ 13,578,390
Investment Company, Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Columbia Total Return Bond Fund-Class C
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class C
Trading Symbol	LIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more infor ma tion by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 155	1.48%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	9.49	0.12	1.34
Class C (including sales charges) (a)	8.49	0.12	1.34
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,746,727,319
Holdings Count | Holding	1,181
Advisory Fees Paid, Amount	$ 13,578,390
Investment Company, Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Columbia Total Return Bond Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	SRBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	10.58	1.13	2.35
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,746,727,319
Holdings Count | Holding	1,181
Advisory Fees Paid, Amount	$ 13,578,390
Investment Company, Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Cre
dit
Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Columbia Total Bond Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CTBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	10.67	1.19	2.42
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,746,727,319
Holdings Count | Holding	1,181
Advisory Fees Paid, Amount	$ 13,578,390
Investment Company, Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Columbia Total Return Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CTBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	10.70	1.23	2.47
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,746,727,319
Holdings Count | Holding	1,181
Advisory Fees Paid, Amount	$ 13,578,390
Investment Company, Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Columbia Total Return Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class R
Trading Symbol	CIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	10.04	0.63	1.84
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,746,727,319
Holdings Count | Holding	1,181
Advisory Fees Paid, Amount	$ 13,578,390
Investment Company, Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Columbia Total Return Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Bond Fund
Class Name	Class S
Trading Symbol	SRBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Bond Fund (the Fund) for the period of October 2, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 28 (a)	0.49% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 28	[1]
Expense Ratio, Percent	0.49%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning contributed materially to Fund performance as Treasury yields dropped over the period, especially in the short and intermediate parts of the Treasury curve, which is where the portfolio held the majority of its duration risk.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by an overweight to agency residential mortgages and exposure to non-agency residential mortgages. Also, underweights to Treasuries and investment-grade corporates contributed to performance.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from agency residential mortgages, investment-grade corporates and asset-backed securities.
Top Performance Detractors
Sector Allocations
| While overall sector allocations contributed to performance, exposure to high-yield corporates and commercial mortgage-backed securities detracted somewhat from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a),(b)	10.56	1.13	2.35
Bloomberg U.S. Aggregate Bond Index	8.02	(0.67)	1.54
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,746,727,319
Holdings Count | Holding	1,181
Advisory Fees Paid, Amount	$ 13,578,390
Investment Company, Portfolio Turnover	229.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,746,727,319
Total number of portfolio holdings	1,181
Management services fees (represents 0.48% of Fund average net assets)	$ 13,578,390
Portfolio turnover for the reporting period	229%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	69%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	2.5%
Interest Rate Risk	45.2%
Short
Credit Risk	1.3%
Interest Rate Risk	29.8%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.